UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:Sep 30,2008


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     BNP Paribas Securities Corp
Address:  555 CROTON RD
          KING OF PRUSSIA, PA 19406


13F File Number: 028-10283


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     Fred Hoevenaar
Title:    Managing Director, Compliance
Phone:    212 841-3031
Signature ,Place, and Date of Signing:
Fred Hoevenaar
New York, NY
2008/11/14


Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:17
Form 13F Information Table Value Total:$67,820,469

List of Other Included Managers:

 No.  13F File Number     Name
**NONE**

Manager: BNP Paribas Securities Corp          Period End Date: Sep 30,2008     Page  1 of 1

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                            Value     Shrs or   SH/ PUT/         Other    Voting Authority
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
ALLERGAN INC                   COM                018490102 8394      163000    SH       SOLE             163000    0        0
AMERICAN TOWER CORP            COM                029912201 7536      209500    SH       SOLE             209500    0        0
COSTCO WHSL CORP NEW           COM                22160K105 8494      130813    SH       SOLE             130813    0        0
FEDERAL HOME LN MTG CORP       COM                313400301 51        30000     SH       SOLE             30000     0        0
HOSPIRA INC                    COM                441060100 6414      167900    SH       SOLE             167900    0        0
IDERA PHARMACEUTICALS INC      COM                45168K306 147       10425     SH       SOLE             10425     0        0
MARATHON OIL CORP              COM                565849106 8640      216700    SH       SOLE             216700    0        0
MICROSOFT CORP                 COM                594918104 1966      73650     SH       SOLE             73650     0        0
NOBLE CORPORATION SHS          COM                G65422100 7801      177700    SH       SOLE             177700    0        0
NORTEL NETWORKS CORP NEW       COM                656568508 22        10000     SH       SOLE             10000     0        0
NEWS CORP                      COM                65248E104 278       23214     SH       SOLE             23214     0        0
PEOPLES UNITED FINANCIAL INC   COM                712704105 2244      116564    SH       SOLE             116564    0        0
RESEARCH IN MOTION LTD         COM                760975102 205       3000      SH       SOLE             3000      0        0
SOUTHERN CO                    COM                842587107 1738      46100     SH       SOLE             46100     0        0
SPDR TR UNIT SER 1             COM                78462F103 2900      25000     SH       SOLE             25000     0        0
TESORO CORP                    COM                881609101 7370      446933    SH       SOLE             446933    0        0
WACHOVIA CORP NEW              COM                929903102 3622      1034729   SH       SOLE             1034729   0        0